EMPLOYEE BENEFIT LIABILITIES, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expenses for defined benefit deposit	$ 884	$ 669	$ 702
Discount rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reasonably possible increase in actuarial assumption	1.00%
Reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation from a 1% increase in actuarial assumption	$ 380
Increase (decrease) in defined benefit obligation from a 1% decrease in actuarial assumption	$ (309)
Expected salary growth [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation from a 1% increase in actuarial assumption	$ 362
Increase (decrease) in defined benefit obligation from a 1% decrease in actuarial assumption	$ (298)